Net finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Finance Income (Expense)

	Reclassified
	2018	2017	2016
Debt interest and charges	(6,012)	(6,888)	(7,248)
Foreign exchange gains (losses) and indexation charges on net debt (*)	(3,032)	(4,102)	(2,461)
Discount and premium on repurchase of debt securities	(258)	(337)	-
Income from investments and marketable securities (Government Bonds)	554	571	535
Financial result on net debt	(8,748)	(10,756)	(9,174)
Capitalized borrowing costs	1,811	1,975	1,726
Gains (losses) on derivatives	(370)	(41)	(113)
Unwinding of discount on the provision for decommissioning costs	(652)	(762)	(662)
Other finance expenses and income, net (**)	1,258	(506)	221
Other foreign exchange gains (losses) and indexation charges, net	217	371	424
Net finance income (expenses)	(6,484)	(9,719)	(7,578)
Income	2,381	928	853
Expenses	(5,675)	(7,006)	(6,413)
Foreign exchange gains (losses) and indexation charges	(3,190)	(3,641)	(2,018)
Total	(6,484)	(9,719)	(7,578)

(*) Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.

(**) It includes a US$ 708 income from continuing operations related to electricity sector as described in note 8.4.